Provisions - Carrying Amounts and Movements in Provisions (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Feb. 01, 2017
Disclosure Of Other Provisions [Line Items]
Purchase price, Deferred payment, Amount payable		$ 400,000
Diamond Game
Disclosure Of Other Provisions [Line Items]
Purchase price, Deferred payment, Amount payable	$ 6,300